Share-Based Compensation - RSU Activity (Details) - Restricted share units	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Number of restricted shares
Unvested restricted shares outstanding at beginning of the year (in shares)	37,740,804
Granted (in shares)	0
Vested (in shares)	(1,793,200)
Forfeited (in shares)	(3,695,150)
Unvested restricted shares outstanding at end of the year (in shares)	32,252,454
Vested or expected to vest (in shares)	32,252,454
Weighted average grant date fair value
Unvested restricted shares outstanding at beginning of the year (in dollars per share) | $ / shares	$ 0.20
Vested (in dollars per share) | $ / shares	0.20
Forfeited (in dollars per share) | $ / shares	0.20
Unvested restricted shares outstanding at end of the year (in dollars per share) | $ / shares	0.20
Vested or expected to vest (in dollars per share) | $ / shares	$ 0.20
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | $	$ 2,221,352